Significant Agreements - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended					3 Months Ended			12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other income									$ 781		$ 6,000
Deferred income, current liability									32,370		624
Deferred income, non-current liability									8,914		8,276
Grants receivable									9,172		8,116
Total revenue, net						$ 7,514		$ 3,101	11,185		21,442
Other long-term liabilities, including due to related party of $2,623 and $2,416, respectively						5,643			5,588		11,729
Principal amount									37,081
Debt									37,081
One
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity interest acquired (as a percent)															10.00%	10.00%
Cash consideration															$ 13,000	€ 11.5
Consideration paid											3,100	€ 2.6
Payments related to acquisition						2,800	€ 2.5		5,700	€ 5.0
Remaining undiscounted payments due									5,600		5,900
Accrued expense									5,600
Other long-term liabilities, including due to related party of $2,623 and $2,416, respectively											5,900
One | Consulting Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payments related to acquisition						2,900
Research Innovation Fund Financing
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from RIF					€ 10.0	11,100			$ 11,300
Principal amount						$ 16,700							$ 17,000	€ 15.0
Interest rate													6.35%	6.35%
Investments interest rate													15.00%	15.00%
Annual interest rate in connection with transaction					3.175%				3.175%	3.175%
Long term debt term													8 years	8 years
Period of subsequent issuance					24 months
Equity interest held by related party						20.00%	20.00%		20.00%	20.00%
Accretion of noncontrolling interest									$ 1,000		600
Foreign currency translation gain						$ 200			400		500
Noncontrolling interest						11,700			11,900
Debt						16,700							$ 17,000	€ 15.0
Maximum | Research Innovation Fund Financing
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Accretion of noncontrolling interest						$ 100
Call Option | One
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity interest acquired (as a percent)						10.00%
Exercise price of call option to buy back ownership percentage			$ 6,600	€ 6.0
Puglia1 Grant
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other income						$ 200		100	500		3,500
Grant funding for certain research and development expenditures									200		3,400
Grant funding for certain facility and equipment investments						200			100		200
Deferred income						6,100			6,400		5,800
Deferred income, current liability						800			900		600
Grant proceeds collected						0			4,900
Grants receivable						5,300			5,400		4,300
Puglia1 Grant | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Grant funding for certain research and development expenditures						100		100
Grant funding for certain facility and equipment investments								100
Puglia 2 Grant
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other income						200		$ 500
Grant funding for certain research and development expenditures	$ 9,400	€ 8.3
Grant funding for certain facility and equipment investments	$ 3,700	€ 3.3
Deferred income						3,700			3,700		3,000
Deferred income, current liability						100			400		0
Grant proceeds collected						0			1,900		0
Grants receivable						$ 3,800			3,600		3,900
Total revenue, net									$ 1,100		$ 800